Income Taxes - Schedule of Income Loss Carryforwards (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Operating Loss Carryforwards [Line Items]
Loss Carryforward	$ 705,514
Deferred Tax	99,676	$ 233,133
US - Federal
Operating Loss Carryforwards [Line Items]
Loss Carryforward	465,179
Deferred Tax	88,887
US - State
Operating Loss Carryforwards [Line Items]
Loss Carryforward	240,335
Deferred Tax	$ 10,789